Equity	12 Months Ended
Jun. 30, 2023
Equity
Equity

Note 14 – Equity

Change of authorized shares

The Company increased of the share capital of the Company from $1,500,000 consisting of 150,000,000 ordinary shares, par value $0.01 per share, to $3,000,000 consisting of 300,000,000 ordinary shares, par value $0.01 per share on April 27, 2022.

On May 23, 2023, the Board of Directors of the Company approved a reverse share split of the Company’s outstanding ordinary shares at a ratio of one-for-thirty (1-for-30) (the “Reverse Share Split”). The par value of the ordinary shares was increased in proportion to the ratio of the Reverse Share Split to $0.30 per share and the number of authorized ordinary shares was reduced in proportion to the ratio of the Reverse Share Split to 10,000,000 ordinary shares.

Direct offerings and Private placements

November 2021 Registered Direct Offering Warrants

On November 22, 2021, the Company entered into a certain securities purchase agreement with certain non-affiliated investors pursuant to which the Company agreed to sell 17,175,412 ordinary shares, par value US$0.01 per share, in a registered direct offering and warrants to purchase up to 17,175,412 (572,514 after Reverse Share Split) ordinary shares (the “Warrants”) in a concurrent private placement, for gross proceeds of approximately US$16.5 million. The purchase price for each Share and the corresponding Warrant is US$0.96. The Warrants will be exercisable 60 days from the date of issuance and have an exercise price of US$1.008 (US$30.24 after Reverse Share Split) per share, which is 105% of the purchase price. The Warrants will expire five years from the date of issuance. Additionally, the Company has agreed to issue to the Placement Agent warrants (the “Placement Agent Warrants”) for the purchase of 858,770 (28,626 after Reverse Share Split) ordinary shares (equal to 5% of the aggregate number of shares sold to the Purchasers in this Offering), with an exercise price of US$0.96 (US$28.80 after Reverse Share Split) per share (equal to 100% of the Share offering price in the Registered Direct Offering). The Placement Agent Warrants have a term of five years from the commencement of sales of the Offering and are first exercisable six months after the closing of the Offering. Each Warrant is subject to anti-dilution provisions to reflect share dividends and splits or other similar transactions. The offering was closed on November 24, 2021.

January 2022 Registered Direct Offering Warrants

The Company entered into a certain securities purchase agreement dated January 28, 2022, as amended on January 30, 2022 (the “Purchase Agreement”) with certain non-affiliated investors pursuant to which the Company agreed to sell 18,124,400 ordinary shares (the “Shares”), par value $0.01 per share, in a registered direct offering, and warrants to purchase up to 18,124,400 (604,147 after Reverse Share Split) ordinary shares (the “Warrants”) in a concurrent private placement, for gross proceeds of $16,130,716. The purchase price for each Share and the corresponding Warrant is $0.89. The Warrants will be exercisable 60 days from the date of issuance and have an exercise price of $1.008 (US$30.24 after Reverse Share Split) per share. The Warrants will expire five years from the date of issuance. Additionally, the Company has agreed to issue to the Placement Agent warrants (the “Placement Agent Warrants”) for the purchase of 906,220 (30,207 after Reverse Share Split) ordinary shares (equal to 5% of the aggregate number of shares sold to the Purchasers in this Offering), with an exercise price of US$0.89 (US$26.70 after Reverse Share Split) per share (equal to 100% of the Share offering price in the Registered Direct Offering). The Placement Agent Warrants have a term of five years from the commencement of sales of the Offering and are first exercisable six months after the closing of the Offering. Each Warrant is subject to anti-dilution provisions to reflect share dividends and splits or other similar transactions. The offering was closed on January 31, 2022.

June 2022 Underwriting Offering

The Company entered into an underwriting agreement dated June 3, 2022 (the “Underwriting Agreement”) with Univest Securities, LLC (the “Underwriter”), pursuant to which the Company agreed to sell 9,803,922 ordinary shares (the “Shares”), par value US$0.01 per share, on a firm commitment basis, for gross proceeds of approximately $5 million (the “Offering”). The purchase price for each Share is US$0.51. The Company has granted the Underwriter a 45-day option to purchase an additional 1,470,588 ordinary shares, representing up to 15% of the number of the shares sold in the Offering, solely to cover over-allotments, if any. A full exercise of the over-allotment option would increase the total gross proceeds of the offering to approximately $5.75 million. Pursuant to the Underwriting Agreement, the Company has agreed to grant the Underwriter a discount equal to six and a half percent (6.5%) of the gross proceeds of the Offering. The Company also agreed to reimburse the Underwriter for its out-of-pocket accountable expenses relating to the Offering in an amount not to exceed an aggregate of US$75,000, and to pay to the Underwriter a non-accountable expense allowance equal to one percent (1%) of the gross proceeds of the Offering. Additionally, the Company has agreed to issue to the Underwriter warrants to purchase up to a total of 490,196 ordinary shares (equal to five percent (5%) of the ordinary shares sold in this Offering) (or 563,726 (18,791 after Reverse Share Split) ordinary shares if the Underwriter exercises the overallotment option in full) for an aggregate purchase price of US$100 (the “Underwriter’s Warrants”). Such Underwriter’s Warrants will be exercisable at US$0.51 (US$15.30 after Reverse Share Split) per share, which is equal to the public offering price for the ordinary shares in this Offering. Such Underwriter’s Warrants will be exercisable six months from the date of issuance and will expire five (5) years from the commencement of sales of this Offering, subject to certain adjustments. On June 29, 2022, the Underwriter exercised the 45-day option to purchase an additional 1,470,588 ordinary shares for net proceeds of $686,750, which was received by the Company in July 2022 and the amount is recorded in other receivables as of June 30, 2022.

August 2022 Issuance of Shares for Equipment

On August 15, 2022, the Company entered into an asset purchase agreement (the “Purchase Agreement”) with certain non-affiliated seller (the “Seller”), pursuant to which the Company purchased 622 units of cryptocurrency mining equipment from the Seller for a total purchase price of $3,110,000, payable in the form of 8,685,574 (289,520 after Reverse Share Split) ordinary shares of the Company, valued at $0.36 ($107.42 after Reverse Share Split) per share. The Seller delivered the miners to a hosting facility located in Macon, Georgia within 15 days from the date of the Purchase Agreement. The offering was closed on August 22, 2022.

October 2022 Sale of Convertible Debenture

On October 21, 2022, the Company entered into the Securities Purchase Agreement with the Selling Shareholder pursuant to which the Company sold a Convertible Debenture in the original principal amount of $2,100,000 (see Note 12 for details) and the Warrants to purchase up to 116% of the maximum number of 5,108,275 ordinary shares of the Company, which is 5,925,599 ordinary shares, at a purchase price of $1,974,000. On the same day, the Company completed its sale to the Selling Shareholder of the Convertible Debenture and the Warrants pursuant to the Securities Purchase Agreement. The gross proceeds from the sale of the Convertible Debenture and the Warrants were $1,974,000, prior to deducting transaction fees and estimated expenses.

Pursuant to October 2022 Investors Warrants, if at any time and from time to time on or after the issuance date there occurs any share split, share dividend, share combination recapitalization or other similar transaction involving the ordinary shares (“Share Combination Event”) and the Event Market Price (which is defined as with respect to any Share Combination Event date, the quotient determined by dividing (x) the sum of the VWAP of the ordinary shares for each of the five (5) lowest trading days during the twenty (20) consecutive trading day period ending and including the trading day immediately preceding the sixteenth (16th) trading day after such Share Combination Event date, divided by (y) five (5)) is less than the original exercise price of $1.20 then in effect, then on the sixteenth (16th) trading day immediately following such Share Combination Event, the exercise price then in effect on such sixteenth (16th) trading day shall be reduced (but in no event increased) to the event market price. As the 1-for-30 Reverse Share Split on the Company’s ordinary shares became effective on May 23, 2023, the exercise price of the October 2022 Investors Warrants was adjusted to $1.3552, and the total number of shares of the October 2022 Investors Warrants was adjusted to 4,523,333.

Share options

In August 2019, the Company issued a total of 95,000 (3,167 after Reverse Share Split) options to two directors of the Company and vested in four equal installments on a quarterly basis with an exercise price of $5.00 ($150.00 after Reverse Share Split) for three years from date of issuance after the Company’s listing on the Nasdaq Stock Market on August 15, 2019. The Company used the Black Scholes model to value the options at the time they were issued, based on the stated exercise prices of $5.0, market price of $4.6, volatility of 118%, risk-free rate of 1.44% and dividend yield of 0%. Because the Company does not have a history of employee share options, the estimated life is based on one half of the sum of the vesting period and the contractual life of the option. This is the same as assuming that the options are exercised at the mid-point between the vesting date and expiration date. The Company’s ordinary share did not have a history of trading history to determine its own volatility. As a result, the Company used the volatility of a comparable company with similar size and similar industry as the assumption of its estimated volatility. Total fair value of these options were estimated to be $243,922 and the compensation expenses are to be recognized on a straight-line basis over the total service period of one year. Total compensation expenses for the years ended June 30, 2023 and 2022 was nil and $21,140, respectively. As of June 30, 2023, all the options have expired.

The summary of share option activity is as follows giving retroactive effect to the 1-to-30 Reverse Share Split effected on May 23, 2023:

			Weighted	Average
			Average	Remaining	Aggregate
	Options	Exercisable	Exercise	Contractual	Intrinsic
	Outstanding	Option	Price	Life	Value
June 30, 2020	3,167	2,375	$150.00	2.50	—
Granted/Acquired	—	—	$—	—	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2021	3,167	2,375	$150.00	1.50	—
Granted/Acquired	—	—	$—	—	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2022	3,167	2,375	$150.00	0.50	—
Granted/Acquired	—	—	$—	—	—
Forfeited	(3,167)	(2,375)	$150.00	—	—
Exercised	—	—	$—	—	—
June 30, 2023	—	—	$—	—	—

Restricted Shares Issued for Compensation

The Company entered into an employment agreement with Lucas Wang for the position of Chief Executive Officer. The employment agreement is from April 27, 2022 to April 26, 2025, with an annual compensation of $240,000, bonus as determined by the board of directors, and equity awards of a total of 1,896,066 (63,202 after Reverse Share Split) ordinary shares, with 632,022 (21,068 after Reverse Share Split) ordinary shares vested at the time of signing the agreement and the rest vesting quarterly from April 2023 to January 2025. The 21,068 shares were valued at $0.855 ($25.65 after Reverse Share Split) per share using the closing price on June 9, 2022 with total consideration of $540,379 recognized in the year ended June 30, 2022. The 158,005 (5,267 after Reverse Share Split) shares were valued at $0.1703 ($5.109 after Reverse Share Split) per share using the closing price on April 27, 2023 with total consideration of $26,909 recognized in the year ended June 30, 2023.

The Company entered into an employment agreement with Jiaming Li for the position of President. The employment agreement is effective from December 6, 2021 to November 30, 2024, with an annual compensation of $240,000, bonus as determined by the board of directors, and equity awards of a total of 1,422,049 (47,402 after Reverse Share Split) ordinary shares, with 474,016 (15,801 after Reverse Share Split) ordinary shares vested at the time of signing the agreement and the rest vesting quarterly from April 2023 to January 2025. The 15,801 shares were valued at $0.855 ($25.65 after Reverse Share Split) per share using the closing price on June 9, 2022 with total consideration of $405,296 recognized in the year ended June 30, 2022. The 118,504 (3,951 after Reverse Share Split) shares were valued at $0.1703 ($5.108 after Reverse Share Split) per share using the closing price on April 27, 2023 with total consideration of $20,181 recognized in the year ended June 30, 2023.

The Company entered into an employment agreement with Jingjing Han for the position of Head of Human Resources and Investors Relationship. The employment agreement is effective from December 6, 2021 to November 30, 2024, with an annual compensation of $240,000, bonus as determined by the board of directors, and equity awards of a total of 1,422,049 (47,402 after Reverse Share Split) ordinary shares, with 474,016 (15,801 after Reverse Share Split) ordinary shares vested at the time of signing the agreement and the rest vesting quarterly from April 2023 to January 2025. The 15,801 shares were valued at $0.855 ($25.65 after Reverse Share Split) per share using the closing price on June 9, 2022 with total consideration of $405,296 recognized in the year ended June 30, 2022. The 118,504 (3,951 after Reverse Share Split) shares were valued at $0.1703 ($5.108 after Reverse Share Split) per share using the closing price on April 27, 2023 with total consideration of $20,181 recognized in the year ended June 30, 2023.

The summary of restricted share grants is as follows giving retroactive effect to the 1-to-30 Reverse Share Split effected on May 23, 2023:

		Weighted
		Average
		Grant Date	Aggregate
		Fair Value	Intrinsic
	Shares	Per Share	Value
Unvested as of June 30, 2021	—	$—	$—
Granted	52,670	$25.65	$—
Forfeited	—	$—	$—
Vested	(52,670)	$25.65	$—
Unvested as of June 30, 2022	—	$—	$—
Granted	13,169	$5.11	$—
Forfeited	—	$—	$—
Vested	(13,169)	$5.11	$—
Unvested as of June 30, 2023	—	$—	$—

Warrants

The summary of warrant activity is as follows giving retroactive effect to the 1-to-30 Reverse Share Split effected on May 23, 2023:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2020	156	156	$90.00	3.88
Granted/Acquired	—	—	$—	—
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2021	156	156	$90.00	2.86
Granted/Acquired	1,254,285	1,254,285	$29.90	5.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2022	1,254,441	1,254,441	$29.91	4.76
Granted/Acquired	4,523,333	4,523,333	$1.3552	7.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2023	5,777,774	5,777,774	$7.55	3.89